Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Feb. 01, 2017
Eaton Vance AMT-Free Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMBX
Eaton Vance AMT-Free Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EBMBX
Eaton Vance AMT-Free Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EVMBX
Eaton Vance AMT-Free Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMBX